Label	Element	Value
Focused Dividend Strategy Portfolio
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Supplement [Text Block]	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC. (“SunAmerica Series”)

Focused Dividend Strategy Portfolio (the “Portfolio”)

Supplement dated June 5, 2013

to the Prospectus dated February 28, 2013,

as supplemented and amended to date

Effective immediately, the Prospectus is hereby amended as set forth below.

On page 18 of the Prospectus, under the heading “Principal Investment Strategies and Techniques of the Portfolio,” the third and fourth paragraphs are hereby deleted in their entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Focused Dividend Strategy Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

“The Portfolio will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The next twenty stocks will be selected from the Russell 1000 Index, although stocks in the financials and utilities sectors will generally be excluded from this twenty stock selection process. Certain stocks in the Russell 1000 Index may also be excluded as a result of liquidity screens applied during the selection process. The selection criteria used to select stocks for the twenty stock portion of the Portfolio will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Selections for the Portfolio may include securities of foreign issuers, but such securities may not exceed 20% of the Portfolio at the time of the annual rebalancing. While the securities selection process will take place on an annual basis, the portfolio manager may, from time to time, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Portfolio’s holdings, or when the size of the Portfolio’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Portfolio, each in the discretion of the portfolio manager.

The annual consideration of the stocks that meet the selection criteria will take place on or about the end of the Focused Dividend Strategy Portfolio’s fiscal year (October 31). Immediately after the Portfolio buys and sells stock in connection with the Portfolio’s annual rebalancing, it will hold approximately an equal value of each of the thirty stocks. In other words, the Focused Dividend Strategy Portfolio will invest about 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser will generally invest additional funds in the pre-selected stocks based on each stock’s respective percentage of the Portfolio’s assets at the time.”